Related Party Transactions and Direction and Coordination Activity (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Separate Consolidated Income Statement

The effects of the related party transactions on the Group separate consolidated income statements line items for the years 2018, 2017 and 2016 are as follows:

Separate consolidated income statement line items 2018

	Total (a)	Associates, subsidiaries of associates and joint ventures	Other related parties (*)	Pension funds	Key managers	Total related parties (b)	% on line item (b/a)
	(millions of euros)
Revenues	18,940	2	3			5	0.0
Acquisition of goods and services	8,186	5	157			162	2.0
Employee benefits expenses	3,105	—	—	78	14	92	3.0
Finance income	1,056	—	8			8	0.8
Finance expenses	2,404	3	6			9	0.4

(*)

Vivendi group and Companies belonging to the group that it belongs to; other related parties through directors, statutory auditors and key managers (or executive officers under US rules) are considered related parties.

Separated consolidated income statement line items 2017

	Total (a)	Associates, subsidiaries of associates and joint ventures	Other related parties (*)	Pension funds	Key managers	Total related parties	% on line item (b/a)
	(millions of euros)
Revenues	19,828	3	115			118	0.6
Other income	523	4	4			8	1.5
Acquisition of goods and services	8,388	22	170			192	2.3
Employee benefits expenses	3,626		1	74	37	112	3.1
Finance income	1,808		45			45	2.5
Finance expenses	3,303	11	38			49	1.5

(*)

Vivendi group and Companies belonging to the group that it belongs to; other related parties through directors, statutory auditors and key managers (or executive officers under US rules) are considered related parties.

Separate consolidated income statement line items 2016

	Total (a)	Associates, subsidiaries of associates and joint ventures	Other related parties (*)	Pension funds	Key managers	Total related parties	Transactions of Discontinued Operations	Total related parties net of Discontinued Operations (b)	% on line item (b/a)
	(millions of euros)
Revenues	19,025	10	355			365	(23)	342	1.8
Other income	311		1			1		1	0.3
Acquisition of goods and services	7,793	21	231			252	(14)	238	3.1
Employee benefits expenses	3,106		2	83	36	121		121	3.9
Other operating expenses	1,083		1			1		1	0.1
Finance income	2,543		108			108		108	4.2
Finance expenses	3,450		114			114		114	3.3
Profit (loss) from Discontinued operations/Non-current assets held for sale	47	(1)	10			9

(*)

Other related parties both through directors, statutory auditors and key managers (or executive officers under US rules) and as participants in shareholders’ agreements pursuant to Article 122 of the Consolidated Law on Finance. According to Italian Rules, statutory auditors are considered related parties.

Summary of Consolidated Statement of Financial Position

The effects of the related party transactions on the Group separate consolidated statements of financial position line items at December 31, 2018 and at December 31, 2017 are as follows:

Consolidated statement of financial position line items at December 31, 2018

	Total (a)	Associates, subsidiaries of associates and joint ventures	Other related parties (*)	Pension funds	Total related parties (b)	% on line item (b/a)
	(millions of euros)
Non-current financial assets	(1,594)				—
Current financial assets	(3,383)				—
Non-current financial liabilities	25,059				—
Current financial liabilities	5,913				—
Trade and miscellaneous receivables and other current assets	4,706	3	19		22	0.5
Miscellaneous payables and other non-current liabilities	3,297		1		1	0.0
Trade and miscellaneous payables and other current liabilities	6,901	3	46	24	73	1.1

(*)

Vivendi group and Companies belonging to the group that it belongs to; other related parties through directors, statutory auditors and key managers (or executive officers under US rules) are considered related parties.

Consolidated statement of financial position line items at December 31, 2017

		Related parties
	Total (a)	Associates, subsidiaries of associates and joint ventures	Other related parties (*)	Pension funds	Total related parties	% on line item (b/a)
	(millions of euros)
Non-current financial assets	(1,768)				—
Securities other than investments (current assets)	(993)		(15)		(15)	1.5
Financial receivables and other current financial assets	(437)		(38)		(38)	8.7
Cash and cash equivalents	(3,575)				—
Current financial assets	(5,005)		(53)		(53)	1.1
Non-current financial liabilities	28,108		100		100	0.4
Current financial liabilities	4,756		163		163	3.4
Trade and miscellaneous receivables and other current assets	4,959	3	33		36	0.7
Trade and miscellaneous payables and other current liabilities	7,520	3	33	24	60	0.8

(*)

Vivendi group and Companies belonging to the group that it belongs to; other related parties through directors, statutory auditors and key managers (or executive officers under US rules) are considered related parties.

Summary of Consolidated Statement of Cash Flows

The effects of the related party transactions on the Group consolidated statements of cash flows line items for the years 2018, 2017 and 2016 are as follows:

Consolidated statement of cash flows line items 2018

	Total (a)	Associates, subsidiaries of associates and joint ventures	Other related parties (*)	Pension funds	Total related parties (b)	% on line item (b/a)
	(millions of euros)
Purchase of intangible and tangible assets on an accrual basis	6,478	3			3	0.0

(*)

Vivendi group and Companies belonging to the group that it belongs to; other related parties through directors, statutory auditors and key managers (or executive officers under US rules) are considered related parties.

Consolidated statement of cash flows line items 2017

	Total (a)	Associates, subsidiaries of associates and joint ventures	Other related parties (*)	Pension funds	Total related parties	% on line item (b/a)
	(millions of euros)
Purchase of intangible and tangible assets on an accrual basis	5,769	135			135	2.3

(*)

Vivendi group and Companies belonging to the group that it belongs to; other related parties through directors, statutory auditors and key managers (or executive officers under US rules) are considered related parties.

Consolidated statement of cash flows line items 2016

	Total (a)	Associates, subsidiaries of associates and joint ventures	Other related parties (*)	Pension funds	Total related parties	Transactions of Discontinued Operations	Total related parties net of Discontinued Operations (b)	% on line item (b/a)
	(millions of euros)
Purchase of intangible and tangible assets on an accrual basis	5,108	159	—		159		159	3.1

(*)

Other related parties both through directors, statutory auditors and key managers (or executive officers under US rules) and as participants in shareholders’ agreements pursuant to Article 122 of the Consolidated Law on Finance. According to Italian Rules, statutory auditors are considered related parties.

Summary of Employee Benefits Expenses

Separate consolidated income statements line items

	2018	2017	2016	Type of contract
	(millions of euros)
Employee benefits expenses				Contributions to pension funds
Fontedir	8	10	11
Telemaco	66	67	69
Other pension funds	4	(3)	3

Total employee benefits expenses	78	74	83

Consolidated statement of financial position line items

	As of December 31, 2018	As of December 31, 2017	Type of contract
	(millions of euros)
Trade and miscellaneous payables and other current liabilities			Payables for contributions to pension funds
Fontedir	3	3
Telemaco	21	21

Total trade and miscellaneous payables and other current liabilities	24	24

Summary of Remuneration to Key Managers

In 2018, the total remuneration recorded on an accrual basis by TIM or by Group subsidiaries in respect of key managers amounted to 14.0 million euros (37.0 million euros in 2017). The figure breaks down as follows:

	2018		2017		2016
	(millions of euros)
Short-term remuneration	6.8	(1)	10.4	(4)	13.1	(1)
Long-term remuneration	0.5		0.1	(5)	1.9
Employment termination benefit incentives	5.6	(2)	25.5		12.0	(7)
Share-based payments(*)	1.0	(3)	1.0	(6)	9.1	(3)

	14.0		37.0		36.1

(*)	These refer to the fair value of the rights, accrued to December 31, under the share-based incentive plans of TIM S.p.A. and its subsidiaries (Long Term Incentive 2018 and Plans of the subsidiaries).

(1)	of which 1.1 million euros recorded by the subsidiaries;

(2)	of which 2.4 million euros recorded by the subsidiaries;

(3)	of which 0.2 million euros recorded by the subsidiaries;

(4)	of which 1.6 million euros recorded by the subsidiaries;

(5)	of which 0.1 million euros recorded by the subsidiaries;

(6)	of which 1.0 million euros recorded by the subsidiaries.

(7)	of which 0.6 million euros recorded by the subsidiaries.

Other related parties [member]
Statement [LineItems]
Summary of Separate Consolidated Income Statement

The most significant amounts are summarized as follows:

Separate consolidated income statement line items

	2018	2017	2016	Type of contract
	(millions of euros)
Revenues
Other Directors or through	1			Fixed-line and mobile voice services and devices.
Mediobanca group	1	4	7	Telephone services, sale of equipment, data network services and Internet accesses.
Former Telco Companies		110	348	See the Note “Related party transactions” in the TIM Group Consolidated Financial Statements at December 31, 2017.
Other minor companies	1	1	—

Total revenues	3	115	355	Interconnection services, roaming, broadband access fees, supply of “IRU” transmission capacity and software

Other income	—	4	1	See the Note “Related party transactions” in the TIM Group Consolidated Financial Statements at December 31, 2017.

Acquisition of goods and services
Havas group	146	91	—	Purchase of media space on behalf of the TIM Group and, to a lesser extent, development and delivery of advertising campaigns.
Mediobanca group	—	1	1	Credit recovery activities.
Vivendi group	9	9	8	Purchase of musical and television digital content (TIMmusic and TIMvision) and supply of D&P cloud-based games (TIMgames).
Former Telco Companies		69	221	See the Note “Related party transactions” in the TIM Group Consolidated Financial Statements at December 31, 2017.
Other Directors or through	2	—	1	Amounts recognized for telephone services to be paid back.
Total acquisition of goods and services	157	170	231

Employee benefits expenses	—	1	2	See the Note “Related party transactions” in the TIM Group Consolidated Financial Statements at December 31, 2017.

Other operating expenses	—	—	1	Expenses for penalties and contractual breaches towards the Intesa Sanpaolo group

Finance income
Mediobanca group	8	15	18	Bank accounts, deposits and hedging derivatives.
Former Telco Companies		30	90	See the Note “Related party transactions” in the TIM Group Consolidated Financial Statements at December 31, 2017.

Total finance income	8	45	108

Finance expenses
Mediobanca group	6	15	26	Term Loan Facility and Revolving Credit Facility and hedging derivatives.
Former Telco Companies		23	88	See the Note “Related party transactions” in the TIM Group Consolidated Financial Statements at December 31, 2017.

Total finance expenses	6	38	114

Summary of Consolidated Statement of Financial Position

Consolidated statement of financial position line items

	As of December 31, 2018	As of December 31, 2017	Type of contract
	(millions of euros)
Securities other than investments (current assets)		15	Bonds issued by Mediobanca.
Financial receivables and other current financial assets		38	Hedging derivatives, loans, financing and finance leases made with Mediobanca.
Non-current financial liabilities		100	Hedging derivatives, loans, financing and finance leases made with Mediobanca.
Current financial liabilities		163	Hedging derivatives and loans made with Mediobanca.

Consolidated statement of financial position line items

	As of December 31, 2018	As of December 31, 2017	Type of contract
Trade and miscellaneous receivables and other current assets
Other Directos or through	1	3	Fixed-line and mobile voice services and devices.
Havas group	17	29	Purchase of media space on behalf of the TIM Group and, to a lesser extent, development and delivery of advertising campaigns.
Vivendi Group	1		TIM Show 2018 service and TV series rights.
Other minor companies		1

Total trade and miscellaneous receivables and other current assets	19	33

Miscellaneous payables and other non-current liabilities	1		Deferred income for IRU sale to the Vivendi group.
Trade and miscellaneous payables and oher current liabilities
Havas group	44	30	Purchase of media space on behalf of the TIM Group and, to a lesser extent, study and implementation of advertising campaigns
Mediobanca group		1	Credit recovery activities.
Vivendi group	2	2	Purchase of musical and television digital content (TIMmusic and TIMvision) and supply of D&P cloud-based games (TIMgames).

Total trade and miscellaneous payables and other current liabilities	46	33

Entities with joint control or significant influence over entity [member]
Statement [LineItems]
Summary of Separate Consolidated Income Statement

Separate consolidated income statement line items

	2018	2017	2016	Type of contract
	(millions of euros)
Revenues
Asscom S.r.l.	1	1	1	Insurance brokerage
Italtel group		1	7	Provision of equipment rental, fixed and mobile telephone and outsourced communication services
NordCom S.p.A.	1	1	1	Fixed and mobile voice services, equipment, data network connections and outsourced
Other minor companies	—	—	1

Total revenues	2	3	10

Other income	—	4		Contributionsgoverned by partnership agreements and penalties with respect to the Italtel group.

Acquisition of goods and services
Italtel group		17	16	Supply and maintenance of switching equipment, software development and platforms upgrading, and customized products and services, as part of TIM offerings to the Italtel group customers, and extension of professional services for the new Multimedia Video Data Center for the provision of the TIM Vision service
NordCom S.p.A.	—	—	1	Supply and development of IT solutions, provision of customized services as part of TIM offerings to end customers, and rental expense for base transceiver station housing
W.A.Y. S.r.l.	4	4	4	Supply, installation and assistance services for geolocation equipment provided as part of offers to TIM customers and development and integration services provided under the Consip agreement.
Other minor companies	1	1

Total acquisition of goods and services	5	22	21

Finance expenses	3	11	—	Write-down of the financial receivable due from Alfiere.

Summary of Consolidated Statement of Financial Position

Consolidated statement of financial position line items

	As of December 31, 2018	As of December 31, 2017	Type of contract
	(millions of euros)
Trade and miscellaneous receivables and other current assets
Alfiere S.p.A.	1	1	Contracts for project management, administration, corporate and compliance services, and sundry chargebacks.
W.A.Y. S.r.l.	1	1	Supply of fixed-line and mobile services
Other minor companies	1	1

Total trade and miscellaneous receivables and other current assets	3	3

Trade and miscellaneous payables and other current liabilities
Movenda S.p.A.	1	1	Supply and certification of SIM-cards, software systems.
W.A.Y. S.r.l.	1	1	Supply, installation and assistance services for geolocation equipment provided as part of offers to TIM customers and development and integration services provided under the Consip agreement.
Other minor companies	1	1

Total trade and miscellaneous payables and other current liabilities	3	3

Summary of Consolidated Statement of Cash Flows

Consolidated statement of cash flows line items

	2018	2017	2016	Type of contract
	(millions of euros)
Purchase of intangible and tangible assets on an accrual basis
Italtel group		132	157	Purchases of telecommunications equipment
Movenda S.p.A.	2	2	2	Information technology services and licenses for Mobile Connect Cardlets
Other minor companies	1	1

Total purchase of intangible and tangible assets on an accrual basis	3	135	159